Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Aggregate Amortized Cost and Fair Values of Available-for-Sale Securities Portfolio

The aggregate amortized costs and fair values of the available-for-sale securities portfolio are as follows:

(Dollars in thousands)
Available-for-sale securities September 30, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$6,945	$58	$—	$7,003
U.S. Government agencies	25,461	272	(56)	25,677
State and municipal obligations	19,363	541	(21)	19,883

	$51,769	$871	$(77)	$52,563

Available-for-sale securities December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$3,950	$—	$(5)	$3,945
U.S. Government agencies	21,375	69	(156)	21,288
State and municipal obligations	28,599	313	(55)	28,857

	$53,924	$382	$(216)	$54,090

The aggregate amortized cost and fair values of the available-for-sale securities portfolio are as follows:

(Dollars in thousands) Available-for-sale securities December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$3,950	$—	$(5)	$3,945
U.S. Government agencies	21,375	69	(156)	21,288
State and municipal obligations	28,599	313	(55)	28,857
Certificates of deposits	5,704	31	—	5,735

	$59,628	$413	$(216)	$59,825

		Gross	Gross
Available-for-sale securities	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	(Losses)	Value
U.S. Government agencies	$16,969	$33	$(37)	$16,965
State and municipal obligations	23,335	226	(160)	23,401
Certificates of deposits	2,232	8	(2)	2,238

	$42,536	$267	$(199)	$42,604

Gross Realized Gains and Gross Realized Losses on Sales of Securities

Gross realized gains and gross realized losses on sales and calls of securities were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(Dollars in thousands)	2016	2015	2016	2015
Gross realized gains	$180	$3	$300	$27
Gross realized losses	—	(1)	(10)	(23)

Net realized gains (losses)	$180	$2	$290	$4

Aggregate proceeds	$4,984	$1,995	$14,582	$4,819

The cost of securities sold is based on actual net cost. Gross realized gains and gross realized losses, as well as proceeds on sales and calls of securities, were as follows:

	For the years ended December 31,
(Dollars in thousands)	2015	2014
Gross realized gains	$68	$8
Gross realized losses	(26)	(33)

Net realized gains (losses)	$42	$(25)

Aggregate proceeds	$13,540	$3,810

Aggregate Amortized Cost and Market Values of Investment Securities Portfolio by Contractual Maturity

The aggregate amortized cost and market values of the investment securities portfolio by contractual maturity at December 31, 2015 are shown below:

(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$4,339	$4,341
Due after one year through five years	27,449	27,516
Due after five through ten years	25,333	25,462
Due after ten years	2,507	2,506

	$59,628	$59,825

Unrealized Loss Positions

Bonds with unrealized loss positions at December 31, 2015 included 24 federal agencies, one corporate bond and 17 municipals. The tables are shown below.

(Dollars in thousands)	Less than 12 months		12 months or more		Total
September 30, 2016	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government agencies	$5,573	$(43)	$1,385	$(13)	$6,958	$(56)
States and municipal obligations	2,064	(21)	—	—	2,064	(21)

Total temporarily impaired securities	$7,637	$(64)	$1,385	$(13)	$9,022	$(77)

	Less than 12 months		12 months or more		Total
December 31, 2015	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate bonds	$495	$(5)	$—	$—	$495	$(5)
U.S. Government agencies	13,871	(141)	1,619	(15)	15,490	(156)
States and municipal obligations	2,566	(17)	3,281	(38)	5,847	(55)

Total temporarily impaired securities	$16,932	$(163)	$4,900	$(53)	$21,832	$(216)

Bonds with unrealized loss positions at December 31, 2014 included 29 municipals, 13 federal agencies and three certificates of deposit.

(Dollars in thousands) December 31, 2015	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Corporate bonds	$495	$(5)	$—	$—	$495	$(5)
U.S. Government agencies	13,871	(141)	1,619	(15)	15,490	(156)
States and municipal obligations	2,566	(17)	3,281	(38)	5,847	(55)

Total temporarily impaired securities	$16,932	$(163)	$4,900	$(53)	$21,832	$(216)

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2014	Value	Loss	Value	Loss	Value	Loss
U.S. Government agencies	$1,499	$(4)	$3,532	$(33)	$5,031	$(37)
States and municipal obligations	412	(5)	9,006	(155)	9,418	(160)
Certificates of deposit	742	(2)	—	—	742	(2)

Total temporarily impaired securities	$2,653	$(11)	$12,538	$(188)	$15,191	$(199)

Cumulative Credit Related Other-Than Temporary Impairment Losses Recognized on One Debt Security

The following table summarizes cumulative credit-related other-than temporary impairment losses recognized on the one auction rate security held by the Company (no other-than-temporary-impairment was recognized for the years ended December 31, 2015 and 2014):

For the year ended
(Dollars in thousands)	December 31, 2014
Balance, beginning of the period	$288
Impairment losses recognized during the period	—
Realized losses from sales	(288)

Balance, end of period	$—